Equity (Changes in Common Stock) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Repurchases and retirements of common stock	96,000,000	95,000,000	70,000,000
Class A Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	2,095,476,503	2,072,000,000	2,063,000,000
Stock compensation plans	24,000,000	20,000,000	6,000,000
Repurchases and retirements of common stock	0	0	0
Employee stock purchase plan	3,000,000	3,000,000	3,000,000
Common Stock, Shares, Outstanding, Ending Balance	2,122,278,635	2,095,476,503	2,072,000,000
ClassA Special Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	601,012,813	695,000,000	765,000,000
Stock compensation plans	3,000,000	1,000,000	0
Repurchases and retirements of common stock	(96,000,000)	(95,000,000)	(70,000,000)
Employee stock purchase plan	0	0	0
Common Stock, Shares, Outstanding, Ending Balance	507,769,463	601,012,813	695,000,000
Class B Common Stock [Member]
Common Stock, Shares, Outstanding, Beginning Balance	9,444,375	9,000,000	9,000,000
Stock compensation plans	0	0	0
Repurchases and retirements of common stock	0	0	0
Employee stock purchase plan	0	0	0
Common Stock, Shares, Outstanding, Ending Balance	9,444,375	9,444,375	9,000,000